Segment, Customer and Geographic Information (Schedule of Major Customers and Percentage of Group's Total Revenues) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenues		$ 871,929	$ 751,304	$ 691,796
Customer 1 [Member]
Disclosure of operating segments [line items]
Total revenues		$ 114,195	$ 99,978	$ 99,945
Percentage of revenues of the Group		13.10%	13.31%	14.45%
Customer 2 [Member]
Disclosure of operating segments [line items]
Total revenues		$ 90,100	$ 99,470	$ 79,000
Percentage of revenues of the Group		10.33%	13.24%	11.42%
Customer 3 [Member]
Disclosure of operating segments [line items]
Total revenues	[1]	$ 0	$ 0	$ 71,013
Percentage of revenues of the Group	[1]	0.00%	0.00%	10.27%

[1]	Represents an amount less than 10% of the revenues.